Financial Instruments and Risk Management - Earnings Impact (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Adjustments for fair value losses (gains), net of put and call options	$ (38)
Unrealized mark to market loss (gain) (note 25)	44	$ (150)
Gains (losses) on hedging instrument, fair value hedges	$ 16	$ 0